Schedule of revenue by product type and customer type (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of products and services [line items]
Rendering of services	$ 86,427	₨ 7,383,464	₨ 3,583,798	₨ 3,405,548
Air ticketing services [member]
Disclosure of products and services [line items]
Rendering of services		1,925,254	1,729,305	1,779,972
Hotels And Packages Services [Member]
Disclosure of products and services [line items]
Rendering of services		5,138,044	1,693,962	1,471,270
Other services [member]
Disclosure of products and services [line items]
Rendering of services		₨ 320,166	₨ 160,531	₨ 154,306